3. Furniture and Equipment - Property and Equipment (Details) - Quarterly (Q2) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Quarter 2 [Member]	Dec. 31, 2013 Quarter 2 [Member]	Jun. 30, 2014 Office Equipment [Member] Quarter 2 [Member]	Dec. 31, 2013 Office Equipment [Member] Quarter 2 [Member]	Jun. 30, 2014 Office Equipment [Member] Quarter 2 [Member]	Dec. 31, 2013 Office Equipment [Member] Quarter 2 [Member]
Property and Equipment, Gross			$ 161,028	$ 18,997	$ 136,144	$ 12,984	$ 24,884	$ 6,013
Less: Accumulated Depreciation	(12,952)	(12,689)	(21,056)	(12,951)
Property and Equipment - net			$ 139,972	$ 6,046